INTANGIBLE ASSETS AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS AND UNFAVORABLE LEASE [Abstract]
INTANGIBLE ASSETS AND UNFAVORABLE LEASE

9. INTANGIBLE ASSETS AND UNFAVORABLE LEASE

Intangible assets and unfavorable lease as of December 31 are as follows:

	2012	2013
Intangible assets, original cost—
Favorable lease agreements	451,337	451,337
Franchise agreements	49,574	49,574
Customer relationship	7,073	7,073
Brand	684,300	684,300
Purchased software	40,772	51,138
	1,233,056	1,243,422
Less: Accumulated amortization —
Favorable lease agreements	(51,886)	(82,740)
Franchise agreements	(8,424)	(14,520)
Customer relationship	(2,215)	(3,968)
Purchased software	(21,112)	(29,695)
	(83,637)	(130,923)
Intangible assets, net	1,149,419	1,112,499

Unfavorable lease liability—
	2012	2013

Unfavorable lease agreements, original cost	416,612	416,612
Less: Accumulated amortization	(46,064)	(78,985)
Unfavorable lease liability, net	370,548	337,627

Franchise agreements, and favorable and unfavorable leases agreements were acquired primarily from the acquisition of Top Star hotel chain, the purchase of minority interests in Home Inns Beijing and the acquisition of Motel 168. The value of the favorable lease agreements was determined based on the estimated present value of the amount the company has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired leases that exceed market prices and is recognized as a liability. Franchise agreements were determined at the estimated present value of net cash flows expected to be received over the remaining terms of the franchise agreements. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term and the amortization is recorded as operating costs at net. The value of franchise agreements is amortized using the straight-line method over the remaining terms of the franchise agreements.

Amortization expense of intangible assets for the years ended December 31, 2011, 2012 and 2013 amounted to RMB 16,828, RMB 45,096 and RMB 47,422, respectively. Amortization expense of unfavorable lease agreements for the years ended December 31, 2011, 2012 and 2013 amounted to RMB 9,045, RMB 32,457 and RMB 32,921 respectively.

The annual estimated amortization expense for intangible assets and unfavorable lease liability for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2014	46,730	(32,919)	13,811
2015	43,241	(32,919)	10,322
2016	40,415	(32,828)	7,587
2017	37,338	(32,483)	4,855
2018	34,721	(30,342)	4,379
	202,445	(161,491)	40,954